Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2025
Other Income (Expenses), Net [Abstract]
OTHER INCOME (EXPENSES), NET

17. OTHER INCOME (EXPENSES), NET

Other income (expenses), net by nature consisted of the following

	For the years ended December 31,
Nature	2025	2024	2023
Loss of Loop Dispute (see Note 15 for more details)	$—	$(14,677)	$—
Contingent liabilities for litigation (see Note 15 for more details)	2,488	(7,466)	—
Penalty due to breach of contracts	—	(543)	—
Transfer-out of input tax	—	(158)	—
Disposal loss of property and equipment (see Note 8 for more details)	(1,217)	—	—
Income from disposal of R&D vehicles	735	—	—
Loss on inventory write-off	(443)	—	—
Loss of Jinghong Dispute (see Note 15 for more details of Jinghong Dispute)	—	—	(22,971)
Write-off/settlement of long-outstanding receivables and payables	—	—	(1,418)
Individual income tax surcharge due to delayed payroll payments	—	—	(494)
Gain (expenses) incurred resulting from discrepancies in the enforcement payments	—	(135)	4,679
Individual income tax refund	8	121	—
Corporate income tax refund	164
Government subsidies	—	27	1,590
Gain from dissolution of a subsidiary (see Note 19 for more details)	—	—	90
Others	271	(9)	42
Total	$2,006	$(22,840)	$(18,482)